Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 486	$ 3,133	$ 79
Other income	209	49	250
Total	$ 695	$ 3,182	$ 329